Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
PREPAID EXPENSES

NOTE 5 – PREPAID EXPENSES

For the fiscal year ended December 31, 2021, prepaid expenses included professional expenses related to initial public offering, such as legal and accounting fees.

During the 2022 fiscal year, prepaid expenses were fully netted against IPO proceeds.